INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ (20,379,000)	$ 33,187,000	$ 14,695,000
Gross U.S. deferred income tax liability on undistributed foreign earnings	0
Current
Federal	1,000		17,000
State		(40,000)	217,000
Foreign	2,730,000	4,643,000	2,339,000
Total Current	2,731,000	4,603,000	2,573,000
Deferred
Federal	0
State	0
Foreign	(380,000)	(2,211,000)	345,000
Total Deferred	(380,000)	(2,211,000)	345,000
Total	2,351,000	2,392,000	2,918,000
Unrecognized tax benefits
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	35,400,000
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits	900,000
Interest and penalties recognized in the statement of income	500,000
Accrued interest and penalties	3,600,000	3,800,000
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	54,012,000	55,650,000	56,513,000
Additions based on tax positions related to the current year	151,000	80,000	121,000
Additions for tax positions related to prior years			176,000
Reductions for tax positions related to prior years	(1,627,000)	(1,288,000)	(1,160,000)
Lapse of statute of limitations	(7,106,000)	(430,000)
Ending balance-gross unrecognized tax benefits (UTB's)	45,430,000	54,012,000	55,650,000
UTB's as a credit in deferred taxes	(33,187,000)	(39,402,000)	(39,758,000)
Federal benefit of state taxes	(2,244,000)	(2,312,000)	(2,338,000)
UTB's that would impact the effective tax rate	10,019,000	12,298,000	13,554,000
Deferred Tax Assets
Allowances and reserves	11,125,000	16,743,000
Deferred revenue and customer advances, net		3,349,000
Net operating loss carryforward	254,153,000	218,158,000
Tax credit carryforwards	95,692,000	103,910,000
Capital loss carryforwards	18,671,000	18,785,000
Writedown/amortization of intangible assets and goodwill	15,651,000	19,642,000
Fixed assets	7,263,000	7,500,000
Demo equipment income	7,104,000	7,308,000
Accrued warranties		66,000
Other	18,459,000	26,404,000
Total Deferred Tax Assets	428,118,000	421,865,000
Deferred Tax Liabilities
Prepaid expense	(472,000)	(155,000)
Deferred revenue and customer advances, net	(1,183,000)
Accrued warranties	(165,000)
Total Deferred Tax Liabilities	(1,820,000)	(155,000)
Total Deferred Tax Assets (Liabilities)	426,298,000	421,710,000
Less: Valuation Allowance	(422,789,000)	(418,285,000)
Total Deferred Tax Assets (Liabilities)	3,509,000	3,425,000
Undistributed earnings of foreign subsidiaries permanently reinvested outside the United States	124,800,000
United States
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	(156,696,000)	11,826,000	18,671,000
Foreign
United States and foreign income (loss) before income taxes and non-controlling interest
Income (loss) before income taxes	$ 136,317,000	$ (45,013,000)	$ (3,976,000)